Related Party Transactions and Balances (Details Narrative) (10-K) - USD ($)							1 Months Ended					3 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 26, 2020	Nov. 11, 2019	Oct. 11, 2019	Aug. 19, 2019	Jul. 12, 2019	Jul. 03, 2019	Aug. 10, 2020	Jun. 29, 2020	Aug. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 30, 2020	Jan. 07, 2020	May 11, 2019	Apr. 11, 2019	Mar. 13, 2019	Feb. 28, 2019	Feb. 25, 2019	Jul. 25, 2018	Jun. 18, 2018
Acquired balance due from former majority owner																													$ 14,019
Cash paid for acquisition																				$ 38,198
Advances to related party																			87,645	265,768
Interest expense, related party debt												$ 22,686	$ 35,753				$ 152,262	$ 183,392	222,328	193,617
Proceeds from promissory notes																	4,479,662	7,791,020	9,280,655	2,409,898
Debt original issue discount															$ 6,383	$ 6,383				$ 6,383	$ 1,287,473
Number of share issued for common stock	4,000,000,000			100,000			85,710,419	70,203,889
Value of shares issued																			(17,934,000)
Shares issued price per share															$ 2.06	$ 2.06				$ 2.06
Notes payable - related parties												500,000			$ 213,617	$ 213,617	500,000		500,000	$ 213,617
Notes payable, related parties, noncurrent															220,000	220,000			500,000	220,000
Amortization of debt discount																	4,664,605	3,991,061	4,536,366	1,466,847
Payments of principal and interest																			501,041
Conversion price per share																						$ 0.40
Warrant to purchase shares of common stock																						8,644,474
Warrant exercise price																						$ 0.40
Gain (loss) of debt extinguishment							$ 237,664					907,447	$ (4,714,751)				7,151,041	$ 39,203,017	39,090,168
Fair value of warrants																			(3,620,498)
Convertible Note Agreement [Member]
Debt original issue discount												$ 328,638					$ 328,638		266,400
Amortization of debt discount																			328,638
Accrued interest payable																			100,000
Debt principal balance																			$ 500,000
Conversion price per share												$ 2.50					$ 2.50		$ 2.50
Note Conversion Agreement [Member]
Accrued interest payable					$ 7,500
Conversion price per share					$ 2.50														$ 2.50
Conversion of common stock issued					203,000
Convertible notes payable					$ 500,000
Warrant to purchase shares of common stock					203,000
Warrant exercise price					$ 1.81
Warrants expiration term					5 years
Gain (loss) of debt extinguishment																	$ 15,704,425		$ 3,669,367
Debt original amount																			1,164,220
Fair value of warrants																			2,505,147
Note Conversion Agreement 1 [Member]
Accrued interest payable					$ 30,000
Conversion price per share					$ 2.50
Conversion of common stock issued					812,000
Convertible notes payable					$ 2,000,000
Warrant to purchase shares of common stock					812,000
Warrant exercise price					$ 2.50
Warrants expiration term					5 years
Chief Executive Officer [Member]
Shares issued price per share																											$ 1.03		$ 2.06
Chief Executive Officer [Member] | Convertible Note Agreement [Member]
Due to related party																								$ 2,000,000
Debt, maturity date		Apr. 11, 2021
Debt instrument interest rate																								20.00%
Debt conversion percentage		18.00%
Debt principal balance																							$ 30,000
Payments of principal and interest		$ 117,611
Holder [Member] | Convertible Note Agreement [Member]
Debt principal balance																								$ 100,000
Conversion price per share																								$ 11.81
Promissory Notes [Member]
Repayment of related party debt									$ 50,000
Due to related party						$ 500,000
Debt original issue discount																			0
Debt, maturity date						Jan. 03, 2021
Debt instrument interest rate						20.00%
Promissory Notes [Member] | Spouse of Company's CEO [Member]
Repayment of related party debt										$ 220,000					930,000
Interest expense, related party debt											$ 100,000								93,617
Promissory notes payable															1,150,000	1,150,000				1,150,000						$ 220,000
Proceeds from promissory notes															1,050,000
Debt original issue discount																										$ 20,000		$ 100,000
Number of share issued for common stock											50,000
Value of shares issued														$ 100,000
Shares issued price per share											$ 2.00			$ 2.00
Amortization of debt discount																			26,383
Accrued interest payable																			83,445
Promissory Notes [Member] | Chief Executive Officer [Member]
Accrued interest payable												$ 151,007					151,007		83,445
Promissory Notes 1 [Member]
Debt instrument interest rate						18.00%
Convertible Promissory Notes [Member]
Interest expense, related party debt																			222,328
Debt original issue discount												346,953			1,595,627	1,595,627	346,953		$ 2,210,950	1,595,627
Number of share issued for common stock																			1,015,000
Debt principal balance												1,685,914			3,007,503	3,007,503	1,685,914		$ 5,459,909	3,007,503
Conversion price per share																			$ 2.50
Convertible notes payable												1,338,961			1,411,876	1,411,876	1,338,961		$ 3,634,344	1,411,876
Warrant to purchase shares of common stock																			1,015,000
Gain (loss) of debt extinguishment																			$ 3,669,367
Debt original amount																			1,164,220
Fair value of warrants																			2,505,147
Affiliate [Member]
Incurred fees to affiliate															50,625	50,625				50,625
Amount due to affiliate															3,700	3,700				3,700
Former Majority Owner [Member]
Acquired balance due from former majority owner												14,019					14,019		14,019
Payment of cash acquired																	489,174		489,174
Cash paid for acquisition																	489,174		489,174
Repayment of related party debt																216,155	35,000		130,000	216,155
Due to related party												94,000			259,000	259,000	94,000		129,000	259,000
Employee [Member]
Repayment of related party debt																	163,000
Due to related party												0			$ 16,300	$ 16,300	0		88,000	16,300
Costs and expenses of related party																	57,200			56,507
Reimbursement of related party																				$ 40,207
Advances to related party																	75,000		88,000
Interest expense, related party debt																			44,000
Employee [Member] | Prime EFS, LLC [Member]
Due to related party												$ 0					0		25,000
Advances to related party																	25,000		25,000
Interest expense, related party debt																	$ 27,500		$ 12,500
Individual [Member] | Convertible Note Agreement [Member]
Due to related party																									$ 500,000
Debt, maturity date			Apr. 11, 2021
Debt instrument interest rate																									20.00%
Debt conversion percentage			18.00%
Debt principal balance																								$ 7,500
Payments of principal and interest			$ 31,902
Holder [Member] | Convertible Note Agreement [Member]
Debt principal balance																									$ 100,000
Conversion price per share																									$ 1.37